Vanguard Intermediate-Term Treasury Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard Intermediate-Term Treasury Index Fund - Institutional Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51